Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	POS AM
Amendment Description	This Post-Effective Amendment No. 2, or this Amendment, to the Registration Statement on Form S-1 (File No. 333-280127), initially filed on June 11, 2024 and declared effective by the Securities and Exchange Commission on June 18, 2024, or the Registration Statement, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on March 17, 2025, and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the
Entity Registrant Name	INHIBRX BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-0613523
Entity Address, Address Line One	11025 N. Torrey Pines Road,
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	795-4220
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	true
Entity Central Index Key	0002007919